INCOME TAXES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Net operating loss carryforwards
Tax loss and credit carryforwards	CAD 1,379,000,000	CAD 2,063,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments	569,000,000	481,000,000
Income tax payments, net of refunds	247,000,000	105,000,000	CAD 162,000,000
Interest expense (reversal) reflected within net tax expense	0	0	1,000,000
Income tax penalties expense	0	0	CAD 0
Accrued interest expense	4,000,000	4,000,000
Income tax penalties accrued	0	0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	1,280,000,000	1,786,000,000
Capital loss carryforwards	0
Capital loss carryforwards unrecognized	668,000,000	654,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	82,000,000	68,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards | $				$ 1,800	$ 2,545
Tax loss and credit carryforwards	CAD 0	CAD 0
Operating loss carryforward unrecognized | $				710	58
U.S. federal | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits | $				56	37
Mexican Tax Authority
Net operating loss carryforwards
Tax loss and credit carryforwards | $				$ 7	$ 54